Commitments and Contigencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Commitment and Contigencies [Abstract]
June 30, 2020	$ 10,397
June 30, 2021	23,656
June 30, 2022	25,076
June 30, 2023	25,144
June 30, 2024	25,076
June 30, 2025 and thereafter	191,763
Total	$ 301,112